ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
AOCI represents cumulative gains (losses) on investments that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2017	2016	2015
	(in millions)
Unrealized gains (losses) on investments, net of adjustments	$12	$7	$5
Total Accumulated Other Comprehensive Income (Loss)	$12	$7	$5

The components of OCI for the past three years follow:

	December 31,
	2017	2016	2015
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$12	$(1)	$(13)
(Gains) losses reclassified into net income (loss) during the year(1)	—	3	—
Change in net unrealized gains (losses) on investments	12	2	(13)
Adjustments for DAC and Other	(7)	—	1
Other Comprehensive Income (Loss), net of adjustments and (net of deferred income tax expense (benefit) of $1, $1 and $(6)	$5	$2	$(12)

(1)	See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $0 million, $1 million and $0 million for 2017, 2016 and 2015, respectively.
Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the statements of income (loss). Amounts presented in the table above are net of tax.